UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06096
                                                     ---------

                                 The Torray Fund
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
                     --------------------------------------
               (Address of principal executive offices) (Zip code)

                                 William M Lane
                             The Torray Corporation
                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
                     --------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-493-4600
                                                            ------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

THE TORRAY FUND  AS OF:                                                                                  SEPTEMBER 30, 2005
                                                                                                           (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

---------------------------------------------------------------------------------------------------------------------------
                                  SHARES                                                                    MARKET VALUE**
                                  ------                                                                    --------------
COMMON STOCK 97.66%

         25.13% DIVERSIFIED FINANCIAL SERVICES
                               1,067,300              American Express Company                              $   61,305,712
                                 727,900              AMBAC Financial Group, Inc.                               52,452,474
                                 289,844              Fairfax Financial Holdings Ltd.                           50,403,872
                                 401,700              The Goldman Sachs Group, Inc.                             48,838,686
                                 136,105              Markel Corporation *                                      44,982,703
                                 350,900              Franklin Resources, Inc.                                  29,461,564
                                 313,800              American International Group, Inc.                        19,443,048
                                 572,062              JPMorgan Chase & Co.                                      19,410,064
                                 515,371              Allied Capital Corporation                                14,755,072
                               1,546,400              LaBranche & Co. Inc.*                                     13,438,216
                                                                                                            --------------
                                                                                                               354,491,411
         11.11% DIVERSIFIED MANUFACTURING
                                 755,800              Illinois Tool Works Inc.                                  62,225,014
                                 497,800              Emerson Electric Company                                  35,742,040
                                 989,400              General Electric Company                                  33,313,098
                                 472,400              Danaher Corporation                                       25,429,292
                                                                                                            --------------
                                                                                                               156,709,444

          9.22% PHARMACEUTICALS
                               1,026,900              Amgen Inc.*                                               81,813,123
                                 902,800              Eli Lilly and Company                                     48,317,856
                                                                                                            --------------
                                                                                                               130,130,979

          8.88% AEROSPACE & DEFENSE
                               1,123,000              United Technologies Corporation                           58,216,320
                                 916,400              Honeywell International Inc.                              34,365,000
                                 273,600              General Dynamics Corporation                              32,708,880
                                                                                                            --------------
                                                                                                               125,290,200

          8.85% MEDIA & ENTERTAINMENT
                               2,258,800              Univision Communications Inc.*                            59,925,964
                               1,521,700              The Walt Disney Company                                   36,718,621
                                 420,200              Tribune Company                                           14,240,578
                                 251,783              Clear Channel Communications, Inc.                         8,281,143
                                  82,800              Gannett Co., Inc.                                          5,699,124
                                                                                                            --------------
                                                                                                               124,865,430

          8.68% DIVERSIFIED MEDICAL PRODUCTS
                               1,032,100              Abbott Laboratories                                       43,761,040
                                 793,700              Medtronic, Inc.                                           42,558,194
                                 569,900              Johnson & Johnson                                         36,063,272
                                                                                                            --------------
                                                                                                               122,382,506
          7.88% DATA PROCESSING & MGMT
                               1,827,700              First Data Corporation                                    73,108,000
                                 884,700              Automatic Data Processing, Inc.                           38,077,488
                                                                                                            --------------
                                                                                                               111,185,488
          4.91% HEALTH CARE SERVICES
                               1,091,400              Cardinal Health, Inc.                                     69,238,416

          3.65% COMMUNICATIONS SERVICES
                               2,629,060              The DIRECTV Group, Inc.*                                  39,383,319
                                 409,300              Echostar Communications Corporation *                     12,103,001
                                                                                                            --------------
                                                                                                                51,486,320
          2.62% COMPUTER SYSTEMS & INTEGRATION
                               1,498,400              Intel Corporation                                         36,935,560

THE TORRAY FUND  AS OF:                                                                                  SEPTEMBER 30, 2005
                                                                                                           (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

---------------------------------------------------------------------------------------------------------------------------
                                  SHARES                                                                    MARKET VALUE**
                                  ------                                                                    --------------
          2.16% SPECIALTY RETAIL
                                 934,200              O'Reilly Automotive, Inc.*                            $   26,325,756
                                 447,200              Dana Corporation                                           4,208,152
                                                                                                            --------------
                                                                                                                30,533,908
          1.47% ELECTRONIC EQUIPMENT
                                 631,800              Agilent Technologies Inc.*                                20,691,450

          1.08% REAL ESTATE
                                 422,500              CarrAmerica Realty Corporation                            15,188,875

          0.99% UTILITIES
                                 941,600              Sierra Pacific Resources *                                13,982,760

          0.89% BEVERAGES
                                 292,400              Anheuser-Busch Cos., Inc.                                 12,584,896

          0.14% ENERGY
                                  75,000              Pengrowth Energy Trust 'A'                                 1,906,500
                                                                                                            --------------

TOTAL COMMON STOCK 97.66%                                                                                    1,377,604,143
     (cost $1,181,099,782)

                     PRINCIPAL AMOUNT ($)
                     --------------------
CONVERTIBLE BOND 2.18%

                              30,000,000              Level 3 Communications 10.00% due 2011                    30,763,500
                                                                                                            --------------
     (cost $30,000,000)

TOTAL PORTFOLIO SECURITIES 99.84%                                                                            1,408,367,643
     (cost $1,211,099,782)

CASH & EQUIVALENTS 0.16%                                                                                         2,303,844
                                                                                                            --------------

NET ASSETS 100.00%                                                                                          $1,410,671,487
                                                                                                            ==============

TOP 10 HOLDINGS
    1     Amgen Inc.*                      6    Univision Communications Inc.*
    2     First Data Corporation           7    United Technologies Corporation
    3     Cardinal Health, Inc.            8    AMBAC Financial Group, Inc.
    4     Illinois Tool Works Inc.         9    Fairfax Financial Holdings Ltd.
    5     American Express Company         10   The Goldman Sachs Group, Inc.

* non-income producing securities
** Securities Valuation - Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value may also be determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price.

THE TORRAY INSTITUTIONAL FUND AS OF:                                                               SEPTEMBER 30, 2005
                                                                                                           (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

---------------------------------------------------------------------------------------------------------------------------

                                  SHARES                                                                    MARKET VALUE**
                                  ------                                                                    --------------
COMMON STOCK 98.21%

         28.11% DIVERSIFIED FINANCIAL SERVICES
                                    435,500             The Goldman Sachs Group, Inc.                       $   52,948,090
                                    889,600             American Express Company                                51,098,624
                                    282,366             Fairfax Financial Holdings Ltd.                         49,103,447
                                    568,800             Franklin Resources, Inc.                                47,756,448
                                    655,800             AMBAC Financial Group, Inc.                             47,256,948
                                    946,229             Allied Capital Corporation                              27,090,536
                                    791,012             JPMorgan Chase & Co.                                    26,839,037
                                     81,200             Markel Corporation *                                    26,836,600
                                    385,900             American International Group, Inc.                      23,910,364
                                  1,446,800             LaBranche & Co. Inc.*                                   12,572,692
                                                                                                            --------------
                                                                                                               365,412,786
         10.41% DIVERSIFIED MANUFACTURING
                                    637,600             Illinois Tool Works Inc.                                52,493,608
                                    934,800             General Electric Company                                31,474,716
                                    492,600             Danaher Corporation                                     26,516,658
                                    345,500             Emerson Electric Company                                24,806,900
                                                                                                            --------------
                                                                                                               135,291,882

          9.07% AEROSPACE & DEFENSE
                                  1,149,000             United Technologies Corporation                         59,564,160
                                    314,200             General Dynamics Corporation                            37,562,610
                                    551,700             Honeywell International Inc.                            20,688,750
                                                                                                            --------------
                                                                                                               117,815,520

          8.66% MEDIA & ENTERTAINMENT
                                  1,690,800             Univision Communications Inc.*                          44,856,924
                                  1,217,600             The Walt Disney Company                                 29,380,688
                                    512,200             Tribune Company                                         17,358,458
                                    357,422             Clear Channel Communications, Inc.                      11,755,610
                                    134,300             Gannett Co., Inc.                                        9,243,869
                                                                                                            --------------
                                                                                                               112,595,549
          7.89% PHARMACEUTICALS
                                    733,500             Amgen Inc.*                                             58,437,945
                                    823,400             Eli Lilly and Company                                   44,068,368
                                                                                                            --------------
                                                                                                               102,506,313

          7.65% DIVERSIFIED MEDICAL PRODUCTS
                                    963,400             Medtronic, Inc.                                         51,657,508
                                    593,100             Abbott Laboratories                                     25,147,440
                                    356,900             Johnson & Johnson                                       22,584,632
                                                                                                            --------------
                                                                                                                99,389,580
          7.22% DATA PROCESSING & MGMT
                                  1,593,400             First Data Corporation                                  63,736,000
                                    700,300             Automatic Data Processing, Inc.                         30,140,912
                                                                                                            --------------
                                                                                                                93,876,912
          3.82% HEALTH CARE SERVICES
                                    781,700             Cardinal Health, Inc.                                   49,591,048

          3.72% SPECIALTY RETAIL
                                  1,123,800             O'Reilly Automotive, Inc.*                              31,668,684
                                  1,769,900             Dana Corporation                                        16,654,759
                                                                                                            --------------
                                                                                                                48,323,443

THE TORRAY INSTITUTIONAL FUND AS OF:                                                               SEPTEMBER 30, 2005
                                                                                                           (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

---------------------------------------------------------------------------------------------------------------------------
                                  SHARES                                                                    MARKET VALUE**
                                  ------                                                                    --------------

          3.52% COMMUNICATIONS SERVICES
                                  2,148,544             The DIRECTV Group, Inc.*                            $   32,185,189
                                    460,700             Echostar Communications Corporation *                   13,622,899
                                                                                                            --------------
                                                                                                                45,808,088
          2.58% COMPUTER SYSTEMS & INTEGRATION
                                  1,361,800             Intel Corporation                                       33,568,370

          1.96% ELECTRONIC EQUIPMENT
                                    777,600             Agilent Technologies Inc.*                              25,466,400

          1.80% BEVERAGES
                                    542,900             Anheuser-Busch Cos., Inc.                               23,366,416

          1.14% UTILITIES
                                  1,000,000             Sierra Pacific Resources *                              14,850,000

          0.51% REAL ESTATE
                                    184,000             CarrAmerica Realty Corporation                           6,614,800

          0.15% ENERGY
                                     75,000             Pengrowth Energy Trust 'A'                               1,906,500
                                                                                                            --------------

TOTAL COMMON STOCK 98.21%                                                                                    1,276,383,607
     (cost $1,165,091,337)

                     PRINCIPAL AMOUNT ($)
                     --------------------
CONVERTIBLE BOND 1.58%

                                 20,000,000             Level 3 Communications 10.00% due 2011                  20,509,000
                                                                                                            --------------
     (cost $20,000,000)

TOTAL PORTFOLIO SECURITIES 99.79%                                                                            1,296,892,607
     (cost $1,185,091,337)

CASH & EQUIVALENTS 0.21%                                                                                         2,738,866
                                                                                                            --------------

NET ASSETS 100.00%                                                                                          $1,299,631,473
                                                                                                            ==============

TOP 10 HOLDINGS
   1   First Data Corporation               6    Medtronic, Inc.
   2   United Technologies Corporation      7    American Express Company
   3   Amgen Inc.*                          8    Cardinal Health, Inc.
   4   The Goldman Sachs Group, Inc.        9    Fairfax Financial Holdings Ltd.
   5   Illinois Tool Works Inc.             10   Franklin Resources, Inc.

*non-income producing securities
**Securities Valuation - Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value may also be determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ William M Lane
                         -------------------------------------------------------
                                    William M Lane, President & Secretary
                                    (principal executive officer)

Date     November 23, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ William M Lane
                         -------------------------------------------------------
                                    William M Lane, President & Secretary
                                    (principal executive officer)

Date
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Douglas C. Eby
                         -------------------------------------------------------
                                    Douglas C. Eby, Vice President & Treasurer
                                    (principal financial officer)

Date     November 23, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.